UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     03/31/2012

Check here if Amendment: [ ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod               Westport, CT          05/15/2012
----------------------            ----------------        -----------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:            None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:                   NONE

Form 13F Information Table Entry Total:                53

Form 13F Information Table Value Total:          $718,668
                                                (thousands)



List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE
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
ITEM 1                        ITEM 2             ITEM 3     ITEM 4       ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                          INVESTMENT           VOTING
                                                                         SHARES           DISCRETION           AUTHORITY
NAME                          TITLE                         FAIR         OR               SOLE                 SOLE
OF                            OF                            MARKET       PRINCIPAL  SH    SHARED               SHARED
ISSUER                        CLASS              CUSIP      VALUE        AMOUNT     PRN   OTHER       MANAGER  OTHER
ADVENT SOFTWARE INC           COM                007974108    1,725,000     67,394        SOLE        FINE     SOLE
ALLOT COMMUNICATIONS LTD      SHS                M0854Q105    3,992,000     171700        SOLE        FINE     SOLE
APPLIED MICRO CIRCUITS CORP   COM NEW            03822W406   10,688,000    1540000        SOLE        FINE     SOLE
ARM HOLDINGS PLC              SPN ADR            042068106   35,363,000    1250000        SOLE        FINE     SOLE
ARUBA NETWORKS INC            COM                043176106    4,456,000     200000        SOLE        FINE     SOLE
ATMEL CORP                    COM                049513104    5,722,000     580000        SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD        SHS                Y0486S104   16,952,000     435000        SOLE        FINE     SOLE
BAIDU INC                     SPN ADR REP A      056752108   77,172,000  4,176,700        SOLE        FINE     SOLE
BROADCOM CORP                 CL A               111320107   16,113,000     410000        SOLE        FINE     SOLE
BROADSOFT INC                 COM                11133B409    3,443,000      90000        SOLE        FINE     SOLE
BROADVISION INC               COM PAR $.001      111412706    1,878,000      66000        SOLE        FINE     SOLE
CIENA CORP                    COM NEW            171779309   21,695,000    1340000        SOLE        FINE     SOLE
SALESFORCE.COM INC            COM                79466L302   35,924,000     232500        SOLE        FINE     SOLE
EBAY INC                      COM                278642103    1,845,000      50000        SOLE        FINE     SOLE
EARTHLINK INC                 COM                270321102    1,199,000     150000        SOLE        FINE     SOLE
ENTEGRIS INC                  COM                29362U104    1,168,000     125000        SOLE        FINE     SOLE
FREESCALE SEMICONDUCTOR HOLD  SHS OLD            G3727Q101      231,000      15000        SOLE        FINE     SOLE
FORTINET INC                  COM                34959E109   37,328,000    1350000        SOLE        FINE     SOLE
INFORMATICA CORP              COM                45666Q102   14,415,000     272500        SOLE        FINE     SOLE
INFOSYS LTD                   SPN ADR            456788108   11,406,000     200000        SOLE        FINE     SOLE
IPG PHOTONICS CORP            COM                44980X109   10,150,000     195000        SOLE        FINE     SOLE
JDS UNIPHASE CORP             COM PAR $0.001     46612J507   14,490,000    1000000        SOLE        FINE     SOLE
JIVE SOFTWARE INC             COM                47760A108   10,864,000     400000        SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC           COM                493308100   38,718,000    1959400        SOLE        FINE     SOLE
LINKEDIN CORP                 COM CL A           53578A108   10,199,000     100000        SOLE        FINE     SOLE
LSI CORPORATION               COM                502161102    1,476,000     170000        SOLE        FINE     SOLE
MULTI-FINELINE ELECTRONIX IN  COM                62541B101    5,439,000     198156        SOLE        FINE     SOLE
RESPONSYS INC                 COM                761248103    7,840,000     655000        SOLE        FINE     SOLE
MERGE HEALTHCARE INC          COM                589499102      996,000     170000        SOLE        FINE     SOLE
MICROSOFT CORP                COM                594918904   11,289,000     350000        SOLE        FINE     SOLE
MICROSTRATEGY INC             CL A NEW           594972408   14,504,000     103600        SOLE        FINE     SOLE
MICRON TECHNOLOGY INC         COM                595112103   22,261,000    2750000        SOLE        FINE     SOLE
NETSUITE INC                  COM                64118Q107   14,333,000     285000        SOLE        FINE     SOLE
ON SEMICONDUCTOR CORPORATION  COM                682189105    6,532,000     725000        SOLE        FINE     SOLE
QUALCOMM INC                  COM                747525103   19,057,000     280000        SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC         COM                74733T105   31,680,000     990000        SOLE        FINE     SOLE
SAPIENT CORPORATION           COM                803062108    6,848,000     550000        SOLE        FINE     SOLE
SATCON TECHNOLOGY CORP        COM                803893106      657,000    1825522        SOLE        FINE     SOLE
SILICON IMAGE INC             COM                82705T102    8,373,000    1423900        SOLE        FINE     SOLE
SYNCHRONOSS TECHNOLOGIES INC  COM                87157B103    6,441,000     201800        SOLE        FINE     SOLE
SANDISK CORP                  COM                80004C101   10,533,000     212400        SOLE        FINE     SOLE
SONUS NETWORKS INC            COM                835916107   76,736,000   26460704        SOLE        FINE     SOLE
SERVICESOURCE INTL INC        COM                81763U100    5,031,000     325000        SOLE        FINE     SOLE
TIBCO SOFTWARE INC            COM                88632Q103   13,268,000     435000        SOLE        FINE     SOLE
TIVO INC - CALL OPTION        COM                888706108   12,290,000    1025000  CALL  SOLE        FINE
TIVO INC - CALL OPTION        COM                888706108    5,695,000     475000  CALL  SOLE        FINE
TIVO INC                      COM                888706108    6,595,000     550000        SOLE        FINE     SOLE
VEECO INSTRS INC DEL          COM                922417100    2,860,000     100000        SOLE        FINE     SOLE
VELTI PLC ST HELIER           SHS                G93285107    2,579,000     190300        SOLE        FINE     SOLE
VMWARE INC                    CL A COM           928563402   13,035,000     116000        SOLE        FINE     SOLE
BARCLAYS BK PLC               IPTH S&P VIX NEW   06740C261   10,068,000     600000        SOLE        FINE     SOLE
MEMC ELECTR MATLS INC         COM                552715104    2,256,000     625000        SOLE        FINE     SOLE
YOUKU INC                     SPN ADR            98742U100   12,864,000     585000        SOLE        FINE     SOLE



                                                            718,668,000

ENTRY TOTAL                                  53
TABLE VALUE IN THOUSANDS      $         718,668
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